Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued costs for Shire		$ 1,310
Accrued clinical trials	$ 3,484	785
Accrued professional service fees	1,099	70
Accrued contract manufacturing and non-clinical costs	2,035
Accrued compensation and related benefits	1,294	15
Total accrued expenses	$ 7,912	$ 2,180